LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Loans receivable
Loans receivables, gross	$ 1,203,344,562	$ 1,122,811,271
Add (less):
Deferred loan costs	5,243,573	4,669,148
Loans in process	(4,419,624)	(640,508)
Allowance for loan losses	(15,799,107)	(15,978,421)	$ (18,306,114)	$ (17,116,595)
Total	$ 1,188,369,404	$ 1,110,861,490
Weighted average interest rate at end of period (as a percent)	3.97%	4.11%
Single-family residential loans
Loans receivable
Loans receivables, gross	$ 430,619,619	$ 403,103,717
Add (less):
Allowance for loan losses	(5,869,174)	(7,671,441)	(9,973,713)
Residential First Mortgage
Loans receivable
Loans receivables, gross	318,267,276	273,370,228
Residential Second Mortgage
Loans receivable
Loans receivables, gross	41,822,172	39,554,425
Home Equity Lines of Credit
Loans receivable
Loans receivables, gross	70,530,171	90,179,064
Commercial Loan
Loans receivable
Loans receivables, gross	771,073,978	715,682,926
Add (less):
Allowance for loan losses	(9,900,981)	(8,084,608)	$ (8,110,926)
Nonowner Occupied Commercial Multifamily Real Estate
Loans receivable
Loans receivables, gross	253,216,014	261,948,139
Owner Occupied Commercial Multifamily Real Estate
Loans receivable
Loans receivables, gross	147,654,718	134,609,203
Commercial Land Acquisition And Development
Loans receivable
Loans receivables, gross	32,584,435	37,051,375
Commercial Real Estate Construction Financing Receivable
Loans receivable
Loans receivables, gross	79,389,600	46,777,239
Commercial And Industrial
Loans receivable
Loans receivables, gross	258,229,211	235,296,970
Consumer And Installment
Loans receivable
Loans receivables, gross	$ 1,650,965	$ 4,024,628